Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information About Recurring Level 3 Fair Value Measurement (Details) $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value		$ 347,332	$ 353,066
Corporate Debt Securities [Member]
Fair Value		2,806	2,872
Fair Value, Recurring [Member]
Fair Value		347,332	353,066
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value		2,022	2,009
Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value		2,806	2,872
Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value		2,022	2,009
Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value		$ 2,022	$ 2,009
Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Range Weighted Average	[1]

[1]	The Company relies on a third-party pricing service to value its securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.